Payments, by Category - USD ($) $ in Thousands	Taxes	Royalties	Fees	Prod. Entitlements	Bonuses	Total Payments
Total	$ 68,935	$ 136,533	$ 3,921	$ 492,521	$ 25,792	$ 727,702